Employee benefits (Post-Employment) - Summary of Voluntary Separation Incentive Plans (Detail) - Voluntary separation incentive plans [member]	12 Months Ended
Dec. 31, 2017 Employee
Disclosure of defined benefit plans [line items]
Number of employee enrollments	21,662
Number of employee separations	(18,119)
Number of employee cancellations	(3,269)
Number of employees outstanding	274
Petrobras [Member]
Disclosure of defined benefit plans [line items]
Number of employee enrollments	19,499
Number of employee separations	(16,441)
Number of employee cancellations	(2,801)
Number of employees outstanding	257
Petrobras Distribuidora S. A.- B R [Member]
Disclosure of defined benefit plans [line items]
Number of employee enrollments	2,163
Number of employee separations	(1,678)
Number of employee cancellations	(468)
Number of employees outstanding	17